UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23067

 (Investment Company Act File Number)

RiverNorth Specialty Finance Corporation

(Exact Name of Registrant as Specified in Charter)

433 W. Van Buren Street, 1150-E

 Chicago, IL 60607

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

 RiverNorth Capital Management, LLC

433 W. Van Buren Street, 1150-E

 Chicago, IL 60607

 (Name and Address of Agent for Service)

(312) 832-1440

 (Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2021

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

12.31.2021

Semi-Annual Report

RIVERNORTH SPECIALTY FINANCE CORPORATION
(RSF)

RN

RiverNorth Specialty Finance Corporation

Table of Contents

Performance Overview	2
Schedule of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Statement of Cash Flows	18
Financial Highlights	20
Notes to Financial Statements	23
Dividend Reinvestment Plan	34
Additional Information	36
Consideration and Approval of Advisory Agreement	37

RiverNorth Specialty Finance Corporation

Performance Overview	December 31, 2021 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The investment objective of the RiverNorth Specialty Finance Corporation (“the Fund”) is to seek a high level of current income. The Fund seeks to achieve its investment objective by investing in credit instruments, including a portfolio of securities of specialty finance and other Financial companies that the Fund's investment adviser, RiverNorth Capital Management (the "Adviser"), LLC believes offer attractive opportunities for income. The Fund may invest in income-producing securities of any maturity and credit quality, including below investment grade, and equity securities, including exchange traded funds and registered closed-end funds.

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE PERIOD?

PERFORMANCE as of December 31, 2021

	Cumulative	Annualized
TOTAL RETURN(1)	6 Months	1 Year	3 Year(3)	Since Inception(2)(3)
RiverNorth Specialty Finance Corporation - NAV(4)	4.18%	19.71%	6.73%	5.37%
RiverNorth Specialty Finance Corporation - Market Price(5)	1.07%	27.45%	6.30%(7)	5.13%(7)
Bloomberg Barclays U.S. Aggregate Bond Index(6)	0.06%	-1.54%	4.79%	2.82%

(1)	Total returns assume reinvestment of all distributions.

(2)	The Fund commenced operations on September 22, 2016.

(3)	Annualized.

(4)	Performance returns are net of management fees and other Fund expenses.

(5)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its net asset value (“NAV”).

(6)	The index is an unmanaged index of investment grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

(7)	The Fund began trading on the New York Stock Exchange (“NYSE”) on June 12, 2019 under the ticker symbol RSF. Formerly the Fund was known as RMPLX and was purchased directly. Market price returns are a blend of the NAV return until June 11, 2019 combined with the market price return thereafter.

Effective as of May 22, 2020, the Fund changed its investment strategy from, under normal market conditions, investing at least 80% of its Managed Assets in marketplace lending investments to, under normal market conditions, investing directly or indirectly in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Fund's Adviser believes offer attractive opportunities for income.

The total annual expense ratio as a percentage of net assets attributable to common shares for the year ended December 31, 2021 was 3.06% (excluding interest expense on loan payable and dividends to redeemable preferred stock). Including interest expense on loan payable and dividends to redeemable preferred stock, the expense ratio was 7.44% for the six months ended December 31, 2021.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling 844.569.4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Other fees and expenses are applicable to an investment in this Fund.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Performance Overview	December 31, 2021 (Unaudited)

GROWTH OF A HYPOTHETICAL $1,000,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $1,000,000 investment assuming the purchase of common shares at the NAV of $25.00 on September 22, 2016 (commencement of operations) and tracking its progress through December 31, 2021.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

TOP TEN HOLDINGS* as of December 31, 2021

% of Net Assets
First Eagle Alternative Capital BDC, Inc.	7.71%
Apollo Investment Corp.	6.66%
FS KKR Capital Corp.	6.65%
New Mountain Finance Corp.	5.65%
XAI Octagon Floating Rate Alternative Income Term Trust	5.51%
PennantPark Floating Rate Capital, Ltd.	4.99%
BlackRock Capital Investment Corp.	4.67%
BlackRock TCP Capital Corp.	3.63%
Barings BDC, Inc.	3.44%
Business Development Corp. of America	2.84%
51.75%

*	Holdings are subject to change and exclude short-term investments.

Semi-Annual Report | December 31, 2021	3

RiverNorth Specialty Finance Corporation

Performance Overview	December 31, 2021 (Unaudited)

ASSET ALLOCATION as of December 31, 2021^

^	Holdings are subject to change.

Percentages are based on total investments of the Fund and do not include derivatives.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Shares	Value
CLOSED-END FUNDS (4.35%)
Barings Global Short Duration High Yield Fund	40,928	$709,692
Invesco Dynamic Credit Opportunity Fund	36,188	450,541
Invesco Senior Income Trust(a)	345,052	1,494,074
Nuveen Credit Strategies Income Fund	67,288	436,699
PGIM High Yield Bond Fund, Inc.	26,572	426,481
Western Asset High Income Opportunity Fund, Inc.(a)	9,327	48,500

TOTAL CLOSED-END FUNDS
(Cost $3,180,384)		3,565,987

BUSINESS DEVELOPMENT COMPANIES (8.55%)
Barings BDC, Inc.(a)	255,885	2,819,853
First Eagle Alternative Capital BDC, Inc.	499,859	2,234,370
Oaktree Specialty Lending Corp.	262,898	1,961,219

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $5,264,270)		7,015,442

SPECIAL PURPOSE ACQUISITION COMPANIES (21.34%)(b)
26 Capital Acquisition Corp.	3,372	33,214
ABG Acquisition Corp. I	3,532	34,543
Ace Global Business Acquisition, Ltd.	11,871	119,897
Advanced Merger Partners, Inc.	1,321	12,840
African Gold Acquisition Corp.	892	8,635
Agrico Acquisition Corp.	20,550	206,451
Aries I Acquisition Corp.	13,790	137,900
Artisan Acquisition Corp.	11,031	109,317
Astrea Acquisition Corp.	21,240	209,851
Athlon Acquisition Corp.	25,584	249,700
Atlas Crest Investment Corp. II	8,850	86,111
Austerlitz Acquisition Corp. I	22,840	221,776
Austerlitz Acquisition Corp. II	37,168	361,273
Authentic Equity Acquisition Corp.	1,348	13,156
B Riley Principal 250 Merger Corp.	1,113	11,008
Big Sky Growth Partners, Inc.	11,312	109,840
Biotech Acquisition Co.	21,998	216,460
Bison Capital Acquisition Corp.	37,588	376,256
Bite Acquisition Corp.	26,682	259,349
Blue Safari Group Acquisition Corp.	22,124	220,355
BlueRiver Acquisition Corp.	375	3,645
CC Neuberger Principal Holdings III	4,980	49,202
CF Acquisition Corp. V	8,712	84,506
Churchill Capital Corp. VI	22,600	221,028
Churchill Capital Corp. VII	23,305	229,088
Clarim Acquisition Corp.	7,517	73,442
Class Acceleration Corp.	3,372	32,742
Colicity, Inc.	3,571	34,818

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	5

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Shares	Value
Coliseum Acquisition Corp.	12,979	$124,858
Colombier Acquisition Corp.	18,809	181,319
Corazon Capital V838 Monoceros Corp.	9,849	95,240
Corner Growth Acquisition Corp. 2	21,504	212,675
Corsair Partnering Corp.	19,120	186,611
COVA Acquisition Corp.	9,144	89,245
D & Z Media Acquisition Corp.	1,135	11,067
Data Knights Acquisition Corp.	16,697	168,640
Deep Lake Capital Acquisition Corp.	138	1,350
Delwinds Insurance Acquisition Corp.	18,890	187,200
DHC Acquisition Corp.	35,466	345,084
DiamondHead Holdings Corp.	227	2,212
DILA Capital Acquisition Corp.	22,495	219,326
Edify Acquisition Corp.	674	6,585
Elliott Opportunity II Corp.	15,284	149,325
EQ Health Acquisition Corp.	9,396	91,235
FinTech Acquisition Corp. VI	849	8,448
Fintech Evolution Acquisition Group	3,546	34,467
Flame Acquisition Corp.	8,854	86,061
Fortistar Sustainable Solutions Corp.	18,576	180,373
Fortress Value Acquisition Corp. III	3,175	31,021
FoxWayne Enterprises Acquisition Corp.	6,759	67,184
Frontier Investment Corp.	21,852	211,309
Fusion Acquisition Corp. II	17,871	173,349
G Squared Ascend II, Inc.	11,247	109,096
G3 VRM Acquisition Corp.	21,852	218,739
GigInternational1, Inc.	22,064	219,096
Global Consumer Acquisition Corp.	11,064	109,644
Global SPAC Partners Co.	19,592	195,920
Goal Acquisitions Corp.	22,188	215,889
Golden Path Acquisition Corp.	22,453	223,632
Goldenbridge Acquisition, Ltd.	60,293	598,709
Gores Holdings VII, Inc.	5,052	49,409
Gores Metropoulos II, Inc.	2,070	20,638
Graf Acquisition Corp. IV	22,295	215,370
Grayscale Bitcoin Trust BTC	32,500	1,113,125
Growth Capital Acquisition Corp.	46,986	466,571
Healthcare Capital Corp.	3,372	33,113
Hennessy Capital Investment Corp. V	14,584	142,048
Ignyte Acquisition Corp.	7,518	73,225
ITHAX Acquisition Corp.	9,398	92,288
Jack Creek Investment Corp.	4,602	44,916
Jaws Mustang Acquisition Corp.	23,084	225,069
Khosla Ventures Acquisition Co. III	8,663	84,551
Lakeshore Acquisition I Corp.	8,972	88,464
LMF Acquisition Opportunities, Inc.	34,075	342,110

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Shares	Value
Macondray Capital Acquisition Corp. I	19,119	$188,322
Maquia Capital Acquisition Corp.	12,687	127,377
Marlin Technology Corp.	1,383	13,498
MDH Acquisition Corp.	35,900	351,820
Medicus Sciences Acquisition Corp.	17,694	171,455
Model Performance Acquisition Corp.	20,604	205,834
Monument Circle Acquisition Corp.	1,362	13,293
Moringa Acquisition Corp.	10,597	102,579
Mountain Crest Acquisition Corp. III	22,109	219,763
Mountain Crest Acquisition Corp. IV	15,335	151,050
New Vista Acquisition Corp.	351	3,415
Noble Rock Acquisition Corp.	26,925	261,442
Nocturne Acquisition Corp.	18,503	185,030
North Atlantic Acquisition Corp.	11,499	112,690
Northern Lights Acquisition Corp.	19,090	192,236
OceanTech Acquisitions I Corp.	22,253	221,640
Orion Biotech Opportunities Corp.	19,334	186,960
Osiris Acquisition Corp.	22,062	213,560
Oyster Enterprises Acquisition Corp.	10,138	98,947
Pivotal Investment Corp. III	353	3,439
Post Holdings Partnering Corp.	5,556	54,449
Priveterra Acquisition Corp.	14,127	137,173
Progress Acquisition Corp.	17,658	172,166
Quantum FinTech Acquisition Corp.	64,011	633,068
RMG Acquisition Corp. III	730	7,132
ScION Tech Growth II	18,714	182,087
Senior Connect Acquisition Corp. I	22,252	216,734
Shelter Acquisition Corp. I	15,334	149,200
Spartan Acquisition Corp. III, Class A	9,352	92,304
SPK Acquisition Corp.	21,054	208,856
SportsTek Acquisition Corp.	26,494	258,846
SVF Investment Corp. 3	16,630	166,300
Tailwind International Acquisition Corp.	7,068	68,913
Trebia Acquisition Corp.	12,691	126,402
Twelve Seas Investment Co. II	14,297	138,682
Venus Acquisition Corp.	35,317	355,995
Z-Work Acquisition Corp.	3,758	36,566

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $16,864,408)		17,501,432

Description	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (1.99%)
MarketPlace Lending Senior Notes (1.14%)
Marlette Funding Trust 2019-4	2.390%	12/17/29	$2,485	$2,489

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	7

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Rate	Maturity Date	Principal Amount	Value
SoFi Consumer Loan Program 2019-4 Trust	2.450%	11/25/22	$32,462	$32,497
SoFi Consumer Loan Program 2020-1 Trust	2.020%	01/25/23	171,563	172,249
Upstart Securitization Trust 2020-1	2.322%	04/22/30	728,770	730,609
				937,844
MarketPlace Lending Residual Securities (0.85%)
Prosper Marketplace Issuance Trust Series 2017-2A(c)	0.000%	09/15/23	55,000,982	697,979

TOTAL ASSET-BACKED SECURITIES
(Cost $3,999,360)				1,635,823

Description	Rate	Maturity Date	Principal Amount/ Shares	Value
BUSINESS DEVELOPMENT COMPANY NOTES (52.53%)
Apollo Investment Corp.	5.250%	03/03/25	5,292,895	$5,461,659
Bain Capital Specialty Finance, Inc.	8.500%	06/10/23	2,000,000	2,044,372
BlackRock Capital Investment Corp.	5.000%	06/15/22	3,776,316	3,828,239
BlackRock TCP Capital Corp.	4.625%	03/01/22	2,954,000	2,979,995
Business Development Corp. of America	4.850%	12/15/24	2,200,000	2,328,462
First Eagle Alternative Capital BDC, Inc.	5.000%	05/25/26	160,227	4,093,799
FS KKR Capital Corp.(a)	4.125%	02/01/25	2,800,000	2,930,085
FS KKR Capital Corp.(a)	4.750%	05/15/22	2,500,000	2,526,322
FS KKR Capital Corp. II	4.250%	02/14/25	1,406,000	1,472,595
New Mountain Finance Corp.	5.750%	08/15/23	4,370,661	4,638,365
Oxford Square Capital Corp.	6.250%	04/30/26	5,409	137,497
Oxford Square Capital Corp.	6.500%	03/30/24	80,682	2,040,448
PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	4,040,000	4,092,551
XAI Octagon Floating Rate Alternative Income Term Trust	6.500%	03/31/26	172,899	4,517,851

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $41,236,596)				43,092,240

Description	Rate	Maturity Date	Principal Amount	Value
SMALL BUSINESS LOANS (55.61%)(d)(e)(f)
Square	4.81%	10/3/2018 - 6/28/2023	52,507,349	45,617,494

TOTAL SMALL BUSINESS LOANS
(Cost $50,500,881)				45,617,494

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Shares	Value
RIGHTS (0.10%)(b)
Blue Safari Group Acquisition Corp., Strike Price $0.01, Expires 09/24/2026	22,124	$14,454
Golden Path Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	22,453	6,525
Goldenbridge Acquisition, Ltd., Strike Price $0.01, Expires 12/31/2049	60,293	11,757
Model Performance Acquisition Corp., Strike Price $0.00, Expires 04/30/2026	20,604	6,593
Mountain Crest Acquisition Corp. III, Strike Price $0.01, Expires 05/15/2026	22,109	12,160
Mountain Crest Acquisition Corp. IV, Strike Price $0.00, Expires 06/30/2026	15,335	6,134
Nocturne Acquisition Corp., Strike Price $0.01, Expires 12/29/2025	18,503	7,414
SPK Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	21,054	7,369
Venus Acquisition Corp., Strike Price $0.01, Expires 02/02/2022	35,317	9,889

TOTAL RIGHTS
(Cost $99,913)		82,295

Description	Shares	Value
WARRANTS (0.59%)(b)
26 Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,686	1,113
Ace Global Business Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2027	11,871	2,849
AdTheorent Holding Co., Inc., Strike Price $11.50, Expires 12/31/2027	2,978	2,025
Advanced Merger Partners, Inc., Strike Price $11.50, Expires 06/30/2026	220	169
African Gold Acquisition Corp., Strike Price $11.50, Expires 03/13/2028	669	329
Agrico Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	10,275	4,624
Aries I Acquisition Corp., Strike Price $11.50, Expires 05/07/2023	6,895	5,242
Artisan Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	3,677	2,611
Astrea Acquisition Corp., Strike Price $11.50, Expires 01/13/2026	10,620	5,414
Athlon Acquisition Corp., Strike Price $11.50, Expires 03/05/2026	12,792	7,674
Austerlitz Acquisition Corp. I, Strike Price $11.50, Expires 02/19/2026	5,710	5,996

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	9

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Shares	Value
Austerlitz Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	9,292	$9,088
Authentic Equity Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	674	364
Babylon Holdings, Ltd./Jersey, Strike Price $0.00, Expires 10/21/2026	1,213	825
Big Sky Growth Partners, Inc., Strike Price $11.50, Expires 02/26/2023	2,828	2,036
BigBear.ai Holdings, Inc., Strike Price $11.50, Expires 12/31/2028	8,829	7,151
Biotech Acquisition Co., Strike Price $11.50, Expires 11/30/2027	10,999	7,255
Bison Capital Acquisition Corp., Strike Price $11.50, Expires 08/31/2027	18,794	7,517
Bite Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	13,341	6,871
BlueRiver Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	125	76
Bowlero Corp., Strike Price $11.50, Expires 03/01/2026	17,771	20,437
BuzzFeed, Inc., Strike Price $11.50, Expires 12/31/2027	930	465
CC Neuberger Principal Holdings III, Strike Price $11.50, Expires 12/31/2027	996	1,086
CF Acquisition Corp. V, Strike Price $11.50, Expires 12/31/2027	2,904	1,567
Churchill Capital Corp. VI, Strike Price $11.50, Expires 12/31/2027	4,520	4,633
Churchill Capital Corp. VII, Strike Price $11.50, Expires 02/29/2028	4,661	4,661
Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2,505	1,577
Class Acceleration Corp., Strike Price $11.50, Expires 03/31/2028	1,686	858
Colicity, Inc., Strike Price $11.50, Expires 12/31/2027	714	553
Coliseum Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	4,326	3,581
Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	6,269	3,321
Corazon Capital V838 Monoceros Corp., Strike Price $11.50, Expires 12/31/2028	3,283	2,265
Corner Growth Acquisition Corp. 2, Strike Price $11.50, Expires 03/01/2023	7,168	6,236
Corsair Partnering Corp., Strike Price $11.50, Expires 12/31/2027	6,373	6,437
COVA Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	4,572	2,263

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Shares	Value
D & Z Media Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	378	$219
Data Knights Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	16,697	6,679
Deep Lake Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	69	42
Delwinds Insurance Acquisition Corp., Strike Price $11.50, Expires 08/01/2027	9,445	4,661
DHC Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	11,822	5,968
DiamondHead Holdings Corp., Strike Price $11.50, Expires 01/28/2028	56	33
DILA Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	22,495	15,519
Edify Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	337	172
Elliott Opportunity II Corp., Strike Price $11.50, Expires 02/19/2023	3,821	4,088
EQ Health Acquisition Corp., Strike Price $11.50, Expires 02/02/2028	4,698	2,443
Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028	1,182	704
Flame Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	4,427	2,656
Fortistar Sustainable Solutions Corp., Strike Price $11.50, Expires 12/31/2027	9,288	5,666
Fortress Value Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	634	501
FoxWayne Enterprises Acquisition Corp., Strike Price $11.50, Expires 01/12/2026	6,759	2,749
Frontier Investment Corp., Strike Price $11.50, Expires 12/31/2026	7,284	3,642
Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	5,957	3,574
G Squared Ascend II, Inc., Strike Price $11.50, Expires 12/31/2026	3,749	2,249
G3 VRM Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	21,852	8,304
GigInternational1, Inc., Strike Price $11.50, Expires 12/31/2028	11,032	6,394
Ginkgo Bioworks Holdings, Inc., Strike Price $11.50, Expires 12/31/2027	4,586	10,273
Global Consumer Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	5,532	3,319
Global SPAC Partners Co., Strike Price $11.50, Expires 11/30/2027	9,796	4,726

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	11

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Shares	Value
Goal Acquisitions Corp., Strike Price $11.50, Expires 01/31/2022	22,188	$12,121
Golden Path Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	22,453	3,649
Goldenbridge Acquisition, Ltd., Strike Price $11.50, Expires 10/28/2025	60,293	13,264
Gores Metropoulos II, Inc., Strike Price $11.50, Expires 01/31/2028	414	799
Graf Acquisition Corp. IV, Strike Price $11.50, Expires 05/31/2028	4,459	5,128
Growth Capital Acquisition Corp., Strike Price $11.50, Expires 06/01/2027	23,493	21,142
Healthcare Capital Corp., Strike Price $11.50, Expires 03/08/2025	1,686	825
Hennessy Capital Investment Corp. V, Strike Price $11.50, Expires 01/11/2026	3,646	3,026
Ignyte Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	3,759	2,744
ITHAX Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	4,699	2,537
Jack Creek Investment Corp., Strike Price $11.50, Expires 12/31/2027	2,301	1,242
Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	5,771	5,944
Lakeshore Acquisition I Corp., Strike Price $11.50, Expires 04/30/2028	6,729	5,181
LMF Acquisition Opportunities, Inc., Strike Price $11.50, Expires 01/31/2027	34,075	14,649
Macondray Capital Acquisition Corp. I, Strike Price $11.50, Expires 05/17/2026	6,373	3,601
Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	3,606	1,799
Marlin Technology Corp., Strike Price $11.50, Expires 03/05/2026	461	318
MDH Acquisition Corp., Strike Price $11.50, Expires 02/02/2028	17,950	8,257
Medicus Sciences Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,966	1,435
Model Performance Acquisition Corp., Strike Price $11.50, Expires 04/29/2026	10,302	3,606
Monument Circle Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	681	347
Moringa Acquisition Corp., Strike Price $11.50, Expires 02/10/2026	5,298	2,966
New Vista Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	117	88

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Shares	Value
Noble Rock Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	8,975	$4,981
North Atlantic Acquisition Corp., Strike Price $11.50, Expires 10/20/2025	3,833	2,801
Northern Lights Acquisition Corp., Strike Price $11.50, Expires 12/02/2022	9,545	4,485
OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	22,253	10,236
Orion Biotech Opportunities Corp., Strike Price $11.50, Expires 12/31/2027	3,866	3,711
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	11,031	5,626
Oyster Enterprises Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	5,069	2,331
P3 Health Partners, Inc., Strike Price $11.50, Expires 01/31/2027	5,878	6,172
Pivotal Investment Corp. III, Strike Price $11.50, Expires 12/31/2027	70	57
Post Holdings Partnering Corp., Strike Price $11.50, Expires 02/09/2023	1,852	1,574
Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	4,709	2,402
Progress Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	8,829	4,326
Quantum FinTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	64,011	32,647
RMG Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	146	117
SAB Biotherapeutics, Inc., Strike Price $11.50, Expires 12/07/2025	6,513	11,658
ScION Tech Growth II, Strike Price $11.50, Expires 01/28/2026	6,238	3,743
Senior Connect Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027	11,126	5,841
Shelter Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027	7,667	4,139
SportsTek Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	13,247	7,816
Tailwind International Acquisition Corp., Strike Price $11.50, Expires 03/01/2028	2,356	1,319
Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028	4,765	2,383
Venus Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	35,317	9,850
VEW AG, Strike Price $11.50, Expires 02/28/2026	2,212	1,813

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	13

RiverNorth Specialty Finance Corporation

Schedule of Investments	December 31, 2021 (Unaudited)

Description	Shares	Value
Z-Work Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	1,252	$770

TOTAL WARRANTS
(Cost $604,256)		479,216

Description	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS (6.76%)
State Street Institutional Trust	0.010%	5,545,759	5,545,759

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,545,759)			5,545,759

TOTAL INVESTMENTS (151.82%)
(Cost $127,295,827)			$124,535,688

Liabilities in Excess of Other Assets (-51.82%)			(42,508,304)
NET ASSETS (100.00%)			$82,027,384

(a)	All or a portion of the security is pledged as collateral for loan payable. As of December 31, 2021 the aggregate market value of those securities was $29,919,834 representing 36.48% of net assets.

(b)	Non-income producing security.

(c)	Security is the unrated subordinated (residual) class of asset-backed securities with an estimated yield based on projected future cash flows.

(d)	Contains past-due loans. A loan is deemed past-due at December 31, 2021, if the loan borrower has not made its required payment as of the most recent due date. As of December 31, 2021, $687,869 of whole loans were past due, which represents 0.84% of net assets.

(e)	Fair Valued by the Adviser using a discounted cash flow (DCF) methodology.

(f)	Loans are issued at discounts and do not have a stated interest rate. Rate indicated based on projected future cash flows and an implied 18-month final maturity. Actual yield and maturity is dependent on timing of future payments.

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Statement of Assets and Liabilities	December 31, 2021 (Unaudited)

ASSETS:
Investments in securities:
At cost	$127,295,827
At value	$124,535,688

Receivable for investments sold	983,012
Interest receivable	386,752
Dividends receivable	8,153
Prepaid and other assets	587
Total Assets	125,914,192

LIABILITIES:
Interest payable on facility loan	1,470
Series A Term Preferred Stock, net of unamortized deferred offering costs (Liquidation Preference $41,400,000)	40,670,811
Loan payable (Note 6)	2,500,000
Dividend payable - redeemable preferred stock	310,641
Payable to Adviser, net of waiver	144,943
Payable to fund accounting and administration	21,235
Payable to Transfer agency	31,146
Payable to Directors	741
Payable for Custodian fees	20,718
Payable for Audit fees	46,432
Other payables	138,671
Total Liabilities	43,886,808
Net Assets	$82,027,384

NET ASSETS CONSIST OF:
Paid-in capital	$97,791,128
Total distributable earnings (accumulated deficit)	(15,763,744)
Net Assets	$82,027,384

PRICING OF SHARES:
Net Assets	$82,027,384
Shares of common stock outstanding (40,000,000 of shares authorized, at $0.0001 par value per share)	4,112,782
Net asset value per share	$19.94

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	15

RiverNorth Specialty Finance Corporation

Statement of Operations	For the Six Months Ended December 31, 2021 (Unaudited)

INVESTMENT INCOME:
Interest Income	$6,418,361
Dividend Income	3,842,074
Total Investment Income	10,260,435

EXPENSES:
Dividends to redeemable preferred stock	1,226,907
Investment Adviser fee	846,309
Loan service fees	508,198
Amortization of preferred stock and credit facility issuance cost	117,897
Accounting and Administration fees	81,173
Director expenses	56,281
Audit expenses	42,282
Transfer agent expenses	39,388
Valuation expenses	33,578
Interest expense on loan payable	30,223
Legal expenses	27,386
Printing expenses	24,577
Compliance expense	10,530
Custodian fees	10,453
Insurance fee	721
Other expenses	86,700
Total expenses before recoupment of previously reimbursed expenses	3,142,603
Recoupment of previously reimbursed expenses	60,308
Net expenses	3,202,911
Net Investment Income	7,057,524

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(1,180,997)
Net realized loss	(1,180,997)
Net change in unrealized appreciation/depreciation on:
Investments	(2,429,886)
Net change in unrealized appreciation/depreciation	(2,429,886)
Net Realized and Unrealized Loss on Investments	(3,610,883)
Net Increase in Net Assets Resulting from Operations	$3,446,641

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,057,524	$6,689,389
Net realized gain/(loss)	(1,180,997)	3,009,570
Net change in unrealized appreciation/depreciation	(2,429,886)	11,747,900
Net increase in net assets resulting from operations	3,446,641	21,446,859

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,857,044)	(4,064,384)
From tax return of capital	–	(4,900,559)
Net decrease in net assets from distributions to shareholders	(3,857,044)	(8,964,943)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(8,939,872)	(21,853,342)
Net decrease in net assets from capital share transactions	(8,939,872)	(21,853,342)

Net Decrease in Net Assets	(9,350,275)	(9,371,426)

NET ASSETS:
Beginning of period	91,377,659	100,749,085
End of period	$82,027,384	$91,377,659

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	17

RiverNorth Specialty Finance Corporation

Statement of Cash Flows	For the Six Months Ended December 31, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,446,641
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(93,585,673)
Proceeds from disposition and paydowns on investment securities	102,005,628
Amortization of premium and accretion of discount on investments, net	(168,741)
Net proceeds from short-term investment securities	5,403,216
Amortization of preferred share deferred costs	45,405
Net realized (gain)/loss on:
Investments	1,180,997
Net change in unrealized appreciation/depreciation on:
Investments	2,429,886
(Increase)/Decrease in assets:
Interest receivable	86,179
Dividends receivable	66,553
Receivable for principal payments	416,075
Prepaid and other assets	721
Increase/(Decrease) in liabilities:
Decrease in interest due on loan payable	(1,712)
Dividend payable - redeemable preferred stock	10,775
Payable to Transfer agency	2,821
Payable to Adviser	(47,405)
Payable to fund accounting and administration fees	(10,015)
Payable to Directors and Officers	(469)
Payable for Audit fees	(36,868)
Payable for Custodian fees	7,133
Other payables	32,014
Net cash provided by operating activities	$21,283,161

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowing	$2,000,000
Payments on bank borrowing	(11,000,000)
Shares redeemed	(8,939,872)
Cash distributions paid	(3,857,044)
Net cash used in financing activities	$(21,796,916)

Net decrease in cash	$(513,755)
Cash, beginning of period	$513,755
Cash, end of period	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense and fees for line of credit	$31,935

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Specialty Finance Corporation

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss)
Total income/(loss) from investment operations
Less distributions:
From net investment income
From tax return of capital
Total distributions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return(b)
Total Return - Market Price(b)
Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers, reimbursements and recoupments

Ratio of expenses to average net assets including fee waivers, reimbursements and recoupments(f)
Ratio of net investment income to average net assets excluding fee waivers, reimbursements and recoupments
Ratio of net investment income to average net assets including fee waivers, reimbursements and recoupments
Portfolio turnover rate
Payable for preferred stock, end of period (in thousands)
Loan payable (in thousands)
Asset coverage per $1,000 of preferred stock(g)
Asset coverage per $1,000 of loan payable(h)

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Financial Highlights	For a share outstanding throughout the periods presented

For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018		Period from September 22, 2016 (commencement of operations) through June 30, 2017
$20.05		$17.45	$21.45	$23.29	$25.15		$25.00

1.67		1.32	1.56	2.69	3.12		2.32
(0.87)		3.07	(3.22)	(2.54)	(2.46)		(0.93)
0.80		4.39	(1.66)	0.15	0.66		1.39

(0.91)		(0.98)	–	(1.22)	(2.52)		(1.24)
–		(0.81)	(2.34)	(0.77)	–		–
(0.91)		(1.79)	(2.34)	(1.99)	(2.52)		(1.24)
(0.11)		2.60	(4.00)	(1.84)	(1.86)		0.15
$19.94		$20.05	$17.45	$21.45	$23.29		$25.15
$19.20		$19.90	$14.85	$20.40	$–		$–
4.18	%(c)	27.87%	(8.43%)	0.66%	2.72%		5.67	%(c)
1.07	%(c)	49.13%	(16.84%)	(4.26%)	2.72	%(d)	5.67	%(c)(d)

$82,027		$91,378	$100,749	$178,286	$260,320		$98,111

7.30	%(e)	6.54%	6.74%	5.60%	5.06%		6.98	%(e)
7.44	%(e)	6.65%	6.37%	5.65%	4.96%		2.97	%(e)
16.54	%(e)	7.34%	7.50%	11.93%	12.34%		7.86	%(e)
16.40	%(e)	7.24%	7.86%	11.99%	12.85%		11.87	%(e)
73	%(c)	138%	66%	47%	62%		63	%(c)
$41,400		$41,400	$41,400	$41,400	$41,400		$–
$2,500		$11,500	$–	$–	$35,000		$–
3,024		3,214	3,411	5,306	4,407		–
33,812		8,946	–	–	9,621		–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	21

RiverNorth Specialty Finance Corporation

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.

(c)	Not annualized.

(d)	For periods prior to the Fund's listing on the New York Stock Exchange, NAV returns are disclosed.

(e)	Annualized.

(f)	Ratio includes leverage expenses and loan service fees of 4.38%, 3.75%, 3.80%, 3.26%, 2.65%, and 1.02%, respectively, that are outside the expense limit.

(g)	Represents value of total assets less all liabilities and indebtedness not represented by credit facility borrowings and preferred stock at the end of the period divided by credit facility borrowings and preferred stock outstanding at the end of the period.

(h)	Calculated by subtracting the Fund's total liabilities (excluding the debt balance and accumulated unpaid interest) from the Fund's total assets and dividing by the outstanding debt balance.

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

1. ORGANIZATION

RiverNorth Specialty Finance Corporation (the “Fund”) (formerly known as RiverNorth Marketplace Lending Corporation) was organized as a Maryland corporation on June 9, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”).

The Fund is operated as an interval fund under Rule 23c-3 of the 1940 Act. As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding shares at net asset value (“NAV”), subject to certain conditions. The Fund will not otherwise be required to repurchase or redeem shares at the option of a shareholder. It is possible that a repurchase offer may be oversubscribed, in which case shareholders may only have a portion of their shares repurchased.

Effective as of June 12, 2019, the Fund listed its common shares on the NYSE under the ticker symbol “RSF” and has ceased continuously offering shares of its common stock through Quasar Distributors, LLC or the Fund.

The investment objective of the Fund is to seek a high level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Adviser believes offer attractive opportunities for income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the NYSE on December 31, 2021.

The Fund invests in closed-end funds, each of which has its own investment risks. Those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one closed end fund than in another, the Fund will have greater exposure to the risks of that closed end fund.

Common Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) every day the NYSE is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Semi-Annual Report | December 31, 2021	23

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

Federal Income Taxes: The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

Security Valuation: The Fund’s investments are valued at fair value as further described in Note 3.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing or character of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification has no effect on net assets, results of operations or NAVs per share of the Fund.

Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis to the extent that such amounts are expected to be collected and include amortization/ accretion of premiums or discounts. Interest income from investments in residual asset-backed securities is recognized on the basis of the estimated effective yield to expected redemptions utilizing assumed cash flows in accordance with ASC Sub-Topic 325-40, Beneficial Interests in Securitized Financial Assets. The Adviser monitors the expected cash flows from its residual asset-backed securities and the effective yield is determined and updated periodically.

Investment Transactions: Investment transactions are recorded on the trade date.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Small business loans, as an asset class, are not presently traded on a developed secondary market. Therefore, market quotations are not available. Accordingly, all small business loans are fair valued as determined in good faith by the Adviser pursuant to policies and procedures approved by the Board of Directors (the “Board”) and subject to the Board’s oversight. The Fund's holdings in small business loans are fair valued daily by the Adviser using a discounted cash flow methodology. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a small business loan would generate over time. In general, the primary inputs of fair value in the small business loan valuation model are expected future default rates, prepayment rates, and the discount rate applied. An increase (decrease) to the default rate or discount rate would result in a decrease (increase) of fair values and an increase to prepayment rates would result in an increase of fair values. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors.

Semi-Annual Report | December 31, 2021	25

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

The Board will initially and periodically review the methodology used in determining the values of small business loans. The Board will further consider how changes in the markets may affect the factors utilized in the models and the frequency of reevaluation.

The value of asset-backed securities is determined by the forecasted performance of the underlying loans in the pool; this forecasted performance takes into account the realized historical loss and prepayment performance of the pool to date. The priority of the securitization class and the claim on cash flow in the transaction is also taken into account. The classes of asset-backed securities the Fund holds are residual classes, which would be adversely effected by deterioration in credit performance of the loan pool.

Equity securities, including closed-end funds, special purpose acquisition companies, business development companies and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its mean price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

The following is a summary of the inputs used at December 31, 2021 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$3,565,987	$–	$–	$3,565,987
Business Development Companies	7,015,442	–	–	7,015,442
Special Purpose Acquisition Companies	17,501,432	–	–	17,501,432
Asset-Backed Securities	–	1,635,823	–	1,635,823
Business Development Company Notes	10,789,595	32,302,645	–	43,092,240
Small Business Loans	–	–	45,617,494	45,617,494
Rights	82,295	–	–	82,295
Warrants	479,216	–	–	479,216
Short-Term Investments	5,545,759	–	–	5,545,759
Total	$44,979,725	$33,938,468	$45,617,494	$124,535,680

26	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2021	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2021	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2021
Small Business Loans	$37,329,611	$–	$–	$(140,387)	$(685,237)	$71,471,310	$(62,357,803)	$–	$–	$45,617,494	$440,609
	$37,329,611	$–	$–	$(140,387)	$(685,237)	$71,471,310	$(62,357,803)	$–	$–	$45,617,494	$440,609

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2021:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Small Business Loans	$45,617,494	Discounted Cash Flow	Loss-Adjusted Discount Rate	0.00%-32.36% (9.43%)
			Projected Loss Rate	0.00%-100.00% (10.96%)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Loss-Adjusted Discount Rate	Decrease	Increase
Projected Loss Rate	Decrease	Increase

4. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

For its services under the Investment Advisory Agreement (“Advisory Agreement”), the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.25% of the average monthly Managed Assets “Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). In addition to the monthly advisory fee, the Fund pays all other costs and expenses of its operations, including, but not limited to, compensation of its directors (other than those affiliated with the Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of any leverage, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. In addition, the Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets for that period through October 28, 2022. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver if the Fund’s operating expenses, including the recovered expenses, falls below the expense cap. For the period ended December 31, 2021, the Adviser recouped $60,308 of previously reimbursed expenses. These amounts represent expenses previously waived due to the expense cap. In future periods, the Adviser may recoup fees as follows:

Semi-Annual Report | December 31, 2021	27

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

Remaining Amount to be Recouped(1) (Expiring by June 30, 2022)	Remaining Amount to be Recouped(1) (Expiring by June 30, 2023)	Remaining Amount to be Recouped(1) (Expiring by June 30, 2024)	Total
$141,108	$466,167	$58,893	$666,168

(1)	Amounts to be recouped are in accordance with the expense limitation agreement, and will not cause the Fund’s total operating expense ratio (excluding loan service fees and leverage costs set forth in the agreement) to exceed 1.95% of the average daily Managed Assets during the year.

ALPS Fund Services, Inc. (“ALPS”) provides the Fund with fund administration and fund accounting services. As compensation for its services to the Fund, ALPS receives an annual fee based on the Fund’s average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. and Millennium Trust Company serve as the Fund's custodians.

DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser, and the Fund has no employees. For their services, the Directors of the Fund who are not employed by the Adviser, receive an annual retainer in the amount of $16,500, and an additional $1,500 for attending each quarterly meeting of the Board. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Directors employed by the Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO's compensation.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

5. CREDIT AGREEMENT

On November 11, 2020, the Fund entered into a prime brokerage agreement for margin financing with Pershing LLC (“Credit Agreement”). The Credit Agreement permits the Fund to borrow funds that are collateralized by assets held in a special custody account held at State Street Bank pursuant to a Special Custody and Pledge Agreement. Borrowings under this arrangement bears interest at the overnight bank funding rate plus 75 basis points for an overnight time.

During the six months ended December 31, 2021, the Fund’s average borrowings and interest rate under the Credit Agreement were $7,224,324 and 0.97%, respectively. At December 31, 2021, borrowings outstanding was $2,500,000 at an interest rate of 0.97%.

6. TAX BASIS INFORMATION

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

The amounts and characteristics of tax basis of distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2021.

The tax character of the distributions paid by the Fund during the fiscal year ended June 30, 2021, was as follows:

June 30, 2021
Ordinary Income	$4,064,384
Return of Capital	4,900,559
Total	$8,964,943

Semi-Annual Report | December 31, 2021	29

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

Unrealized Appreciation an./d Depreciation on Investments: As of December 31, 2021, net unrealized appreciation/(depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
RiverNorth Specialty Finance Corporation	$5,517,449	$(6,329,231)	$(811,782)	$127,599,170

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is primarily attributable to wash sales and preferred securities.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. All tax years since commencement of operations remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

7. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2021, excluding short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
RiverNorth Specialty Finance Corporation	$93,126,123	$102,658,875

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RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

8. REDEEMABLE PREFERRED STOCK

At December 31, 2021, the Fund had issued and outstanding 1,656,000 shares of Series A Preferred Stock, listed under trading symbol RMPL on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 1,440,000 and 216,000 shares of Series A Preferred Stock on October 25, 2017 and October 30, 2017, respectively. The Series A Preferred Stock is entitled to a dividend at a rate of 5.875% per year based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Preferred Stock is redeemable at $25.00 per share plus accrued and unpaid dividends (whether or not declared) exclusively at the Fund’s option commencing on October 31, 2020. Issuance costs related to Series A Preferred Stock of $1,558,000 are deferred and amortized over the period the Series A Preferred Stock is outstanding.

Series	Mandatory Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Estimated Fair Value
Series A	October 31, 2024	5.875%	1,656,000	$41,400,000	$43,039,440

9. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

10. REPURCHASE OFFERS

Shares repurchased through quarterly tender offers during the period from July 1, 2020 through December 31, 2021 were as follows:

Repurchase Offer Date	Cash Payment Date	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Repurchased		Amount of Shares the Fund Repurchased	Percentage of Shares Tendered to Outstanding Shares	Number of Shares Tendered
Fiscal Year Ended 2021
September 14, 2020	October 15, 2020	$17.43	5.00	%(a)	273,138	81.90%	4,474,028
December 7, 2020	January 7, 2021	$18.33	5.00	%(a)	258,135	81.28%	4,200,443
March 8, 2021	April 8, 2021	$19.30	5.00	%(a)	242,315	70.53%	3,422,080
June 7, 2021	July 8, 2021	$20.11	5.00	%(a)	227,380	58.07%	2,645,722
Fiscal Year Ended 2022
September 7, 2021	October 7, 2021	$20.20	5.00	%(a)	216,201	41.29%	1,787,602

(a)	If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%).

Semi-Annual Report | December 31, 2021	31

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

For information regarding the repurchase offer with a repurchase offer date of December 6, 2021, see Note 13.

11. CAPITAL SHARE TRANSACTIONS

	December 31, 2021	June 30, 2021
Shares Sold	–	–
Shares issued to holders in reinvestment of dividends	–	–
Shares repurchased from Stock Buy Back	–	(155,950)
Shares repurchased from Repurchase Offer	(443,581)	(1,062,329)
Net increase (decrease) in shares	(443,581)	(1,218,279)
Shares outstanding:
Common shares outstanding-beginning of period	4,556,363	5,774,642
Common shares outstanding-end of period	4,112,782	4,556,363

12. CORONAVIRUS (COVID-19) PANDEMIC

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new "variants" have been confirmed around the world. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. Although vaccines for COVID-19 are becoming widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

13. SUBSEQUENT EVENTS

On December 6, 2021, the Fund issued a repurchase offer. On January 6, 2022, 205,523 shares were repurchased based on a NAV per share of $19.92 at January 5, 2022.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Notes to Financial Statements	December 31, 2021 (Unaudited)

Subsequent to December 31, 2021, the Fund paid the following distributions:
Ex-Date	Record Date	Payable Date	Rate (per share)
January 13, 2022	January 14, 2022	January 31, 2022	$0.1478
February 10, 2022	February 11, 2022	February 28, 2022	$0.1478

On February 9, 2022, the Board declared a Series A preferred stock dividend in the amount of $0.36719 per share, payable on February 15, 2022 to preferred shareholders of record on February 2, 2022 with an ex date of February 1, 2022.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | December 31, 2021	33

RiverNorth Specialty Finance Corporation

Dividend Reinvestment Plan	December 31, 2021 (Unaudited)

The Fund has a dividend reinvestment plan, commonly referred to as an “opt-out” plan, (the “Plan”). Unless the registered owner (“Shareholder”) of shares of common stock (“Shares”) elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends declared on Shares will be automatically reinvested in additional Shares by the Plan Administrator for Shareholders in the Fund’s Plan. Such reinvested amounts are included in the Fund’s Managed Assets and, therefore, the fees paid under the Management Fee and will be higher than if such amounts had not been reinvested. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Shareholders and may re-invest that cash in additional Shares.

The Plan Administrator will open an account for each Shareholder under the Plan in the same name in which such Shareholder’s Shares are registered. Whenever the Fund declares a Distribution payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Shares. The Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any dividend, the closing market price plus estimated brokerage commissions per share is equal to or greater than the NAV per share, the Plan Administrator will invest the dividend amount in newly issued shares. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the Fund’s NAV per share on the payment date. If, on the payment date for any dividend, the NAV per share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s shares are trading at a discount), the Plan Administrator will invest the dividend amount in shares acquired in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Administrator will have until the last business day before the next date on which the shares trade on an “ex-dividend” basis or 30 days after the payment date for such dividend, whichever is sooner, to invest the dividend amount in shares acquired in open-market purchases. If, before the Plan Administrator has completed its open-market purchases, the market price per share exceeds the NAV per share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Administrator is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making open- market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the NAV per share at the close of business on the last purchase date.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Dividend Reinvestment Plan	December 31, 2021 (Unaudited)

The Plan Administrator maintains all Shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each Shareholder proxy will include those Shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for Shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Shares who hold their Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Shares issued directly by the Fund. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Shareholders who receive distributions in the form of Shares generally are subject to the same U.S. federal, state and local tax consequences as Shareholders who elect to receive their distributions in cash and, for this purpose, Shareholders receiving distributions in the form of Shares will generally be treated as receiving distributions equal to the fair market value of the Shares received through the plan; however, since their cash distributions will be reinvested, those Shareholders will not receive cash with which to pay any applicable taxes on reinvested distributions. Participants that request a sale of Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

Semi-Annual Report | December 31, 2021	35

RiverNorth Specialty Finance Corporation

Additional Information	December 31, 2021 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund's Form N-PORT are available on the SEC's website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On August 27, 2021, the Fund held a Meeting of Stockholders to consider the proposal set forth below. The following votes were recorded:

Election of John K. Carter as a Director of the Fund to a three-year term to expire at the Fund’s 2024 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	2,090,829	67.92%
Withheld	987,441	32.08%
Total	3,078,270	100.00%

Election of John S. Oakes as a Director of the Fund to a three-year term to expire at the Fund’s 2024 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	655,480	52.53%
Withheld	592,304	47.47%
Total	1,247,784	100.00%

36	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation

Consideration and Approval of Advisory Agreement	December 31, 2021 (Unaudited)

Consideration of the Advisory Agreement

At a meeting (the “Meeting”) of the Board held on November 9-10, 2021 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act (the “Independent Directors”)), considered the renewal of the Advisory Agreement between the Adviser and the Fund. The Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15(c) of the 1940 Act. In its consideration of the Advisory Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, information regarding the Adviser’s compliance programs and a third party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three month, one-year, three-year and five-year periods ended September 30, 2021. These returns were compared to the returns of closed- end funds in FUSE’s Opportunistic Credit fund peer group. The Board noted in its review of the performance that the Fund’s performance was above the median of its peer group for the three-month and one-year periods and was below the median of its peer group for the three-year and five-year periods. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Adviser noted the peer group is not entirely reflective of the Fund due to its unique investment structure. In consideration of each item noted, the Board agreed that the Fund’s performance was adequate.

As to the comparative fees and expenses, the Directors considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Opportunistic Credit fund universe. The Board noted that the Fund’s annual net expense ratio was higher than the fund peer group median but within the range of the peers.

Semi-Annual Report | December 31, 2021	37

RiverNorth Specialty Finance Corporation

Consideration and Approval of Advisory Agreement	December 31, 2021 (Unaudited)

The Board also noted that the annual gross management fee for the Fund was above the median paid by the peer group but within range of the fees paid by the peer funds. The Board noted the differences in the strategy used for the Fund compared to the Opportunistic Credit fund peer group. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the characteristics of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were in the same range as those charged to other funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

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Intentionally Left Blank

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

John S. Oakes

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Investment Adviser

RiverNorth Capital Management, LLC

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodians

State Street Bank and Trust Company

Millennium Trust Company

Independent Registered

Public Accounting Firm

KPMG LLP

RiverNorth Capital Management, LLC

433 W. Van Buren Street, 1150-E

Chicago, IL 60607

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the

RiverNorth Specialty Finance Corporation. This report is not intended for distribution to prospective investors in the Fund,

unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form, and additional details are provided in the Schedule of Investments attached as Exhibit 13(c) hereto.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	None.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) purchased as Part of Publicly Announced Plans or Programs#	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 7/1/21 - 7/31/21*	227,380	$20.11	227,380	-
Month #2 8/1/21 - 8/31/21	-	$-	-	-
Month #3 9/1/21 - 9/31/21	-	$-	-	-
Month #4 10/1/21 - 10/31/21^	216,201	$20.20	216,201	-
Month #5 11/1/21 - 11/31/21	-	$-	-	-
Month #6 12/1/21 - 12/31/21	-	$-	-	-

*	The Fund issued a repurchase offer June 7, 2021. The repurchase offer enabled up to 227,380 shares to be redeemed by shareholders. The repurchased shares were paid out at the July 8, 2021 net asset value per share. The repurchase offer expired on July 7,2021.
^	The Fund issued a repurchase offer September 6, 2021. The repurchase offer enabled up to 216,201 shares to be redeemed by shareholders. The repurchased shares were paid out at the October 7, 2021 net asset value per share. The repurchase offer expired on October 6, 2021.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Items 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	The Schedule of Investments is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Specialty Finance Corporation

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 11, 2022

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 11, 2022